MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2010
Mergers Acquisitions Disposals Disclosure Abstract
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

(a)       During December 2010, Finans Invest acquired from the market 5.11% of Finans Finansal Kiralama A.S. (Finans Leasing), a subsidiary company, listed in Istanbul Stock Exchange, with a cost of TL 20.5 million. On August 13, 2010, the Bank increased its shareholding in Finans Leasing, through a public offer. The Bank acquired 27.3% of the share capital for EUR 42.3 million (TL 81.7 million). After these acquisitions the NBG Group owns 90.89% of Finans Leasing;

(b)       in April 2010, Finansbank disposed of 10.73% of its participation in Finans Yatirim Ortakligi A.S. (Finans Investment Trust) for TL 2.7 million. After this transaction the Group owns 71.93% of the entity;

(c)       on November 16, 2010, NBG International Inc. (NY) was liquidated;

(d)       on November 4, 2010, following the Finansbank's Board of Directors decision of August 2, 2010, the share capital of the Finansbank was increased by TL 551.3 million (TL 547.1 million in cash and TL 4.1 million by capitalization of reserves). The cash contribution by the Group amounted to TL 518.7 million and was covered by the proceeds from repayment by Finansbank of subordinated debt amounting to TL 495.8 million (USD 325 million) and cash payments by the reinvestment of the dividend received of TL 22.9 million;

(e)       on September 3, 2010, Banca Romaneasca S.A. established NBG Factoring Romania IFN S.A. Banca Romaneasca S.A. owns 99% and NBG Leasing IFN S.A. owns 1% of the new company;

(f)       on August 17, 2010, the Bank acquired 21.6% of Stopanska Banka AD—Skopje, from European Bank for Reconstruction and Development (EBRD) and from International Finance Corporation (IFC) possessing 10.8% shareholding each, through put and call arrangements as provided for in the 2001 shareholders agreement, between the Bank and EBRD and IFC, for the acquisition of Stopanska Banka AD-Skopje. The total consideration paid amounted to EUR 35.2 million;

(g)       on May 19, 2010, Eterika Plc was liquidated. Eterika Plc was a Variable Interest Entity established in the UK for the purposes of corporate loans securitization, in which the Bank had a beneficial interest and was consolidated since July 31, 2008;

(h)       on October 16, 2009, UBB established UBB Factoring EOOD, a wholly owned subsidiary of UBB;

(i)       on October 14, 2009, the Bank partially participated in the share capital increase of its associate Larco S.A. The Bank's contribution amounted to EUR 20.5 million and after the completion of the share capital increase, the Bank's participation was reduced from 36.43% to 33.36%;

(j)       on September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. for a consideration of EUR 18.9 million, of which EUR 2.6 million has been deposited in an escrow account up to September 15, 2011, to set off contingent liabilities. Up to December 31, 2010, no contingent liability had arisen. The loss on sale for the Group was EUR 10 million;

(k)       in September 2009 the Bank established NBG Pangaea, a newly formed Real Estate Investment Company wholly owned by the Bank. NBG contributed to NBG Pangaea 241 properties, in lieu of cash for share capital. The net book value of these properties as at December 31, 2009 was EUR 164.8 million;

(l)       on July 31, 2009, the Bank and TOMI S.A. of ELLAKTOR Group entered into a private agreement to acquire joint control of AKTOR FM, through the Bank's acquisition of a non-controlling interest in AKTOR FM. On January 18, 2010, the Bank acquired 53,846 new ordinary registered shares at their nominal value of EUR 3.0 per share, paying a consideration of EUR 161.5 thousand each in cash and currently owns 35% of the share capital;

(m)       in June 2009, the Bank participated in the one-for-one share capital increase in the Hellenic Postal Savings Bank (PSB), thus acquiring 9,420,000 new shares in PSB. Furthermore, during 2009 the Bank acquired additional 200,000 shares, via the ATHEX, raising its total shareholding to 6.69%;

(n)       on June 8, 2009, Finansbank established Finans Faktoring Hizmetleri A.S., (Finans Factoring) a wholly owned subsidiary;

(o)       on May 19, 2009, the Bank established Ethniki Factors S.A., a wholly owned subsidiary;

(p)       since March 2009, the Bank consolidates Titlos Plc, a Special Purpose Entity established in the UK, for the purpose of the securitization of Greek State loans and receivables, in which the Bank has a beneficial interest;

(q)       on May 30, 2008 Banca Romaneasca increased its share capital and the Bank contributed the amount of EUR 41.2 million. Furthermore, on December 22, 2008 Banca Romaneasca increased its share capital and the Bank contributed the amount of EUR 41.6 million;

(r)       on December 23, 2008 the Bank disposed of its 20.23% associate, Hellenic Countryside S.A. The total consideration amounted to EUR 3.5 million;

(s)       on December 16, 2008 Ethniki Hellenic General Insurance S.A (“EH”) increased its share capital and the Bank contributed the amount of EUR 137.5 million;

(t)       since December 12, 2008 the Bank consolidates Revolver APC Limited and Revolver 2008-1 PLC, Variable Interest Entities established in the UK for the purposes of consumer and credit card loan securitization, in which the Bank has a beneficial interest;

(u)       on November 25, 2008 following the decision of General Meeting of the Shareholders of Astir Palace Vouliagmenis S.A. for its share capital increase, the Bank, as the main shareholder, contributed the amount of EUR 99.6 million;

(v)       on September 30, 2008 the Bank contributed to the share capital increase of CPT Investments Ltd the amount of EUR 311.2 million;

(w)       on August 19, 2008 the Bank accepted the proposal of Fiba Holdings A.S. (the “Sellers”) to acquire the remaining shares of Finansbank held by the Sellers (9.68%), as provided for in the shareholders agreement between the Bank and the Sellers. The exercise price was determined in accordance with the agreement and amounted to EUR 487.4 million (USD 697 million) (see Note 15). On September 26, 2008, NBG Finance (Dollar) Plc, a wholly owned subsidiary, acquired the above shares from Fiba Holdings A.S. After this transaction the total shareholding in Finansbank amounts to 94.79%;

(x)       on July 16, 2008 the Bank disposed of its 30% associate, Siemens Enterprise Communications S.A. The total consideration agreed, amounted to EUR 11.4 million;

(y)       on March 18, 2008, NBGI Private Equity Ltd established NBGI Private Equity S.A.S., a wholly owned subsidiary located in France;

(z)       in February 2008 the Bank established two wholly owned subsidiaries, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc; and

(aa)       on January 3, 2008, the General Meetings of the Shareholders of Vojvodjanska Banka and NBG A.D. Beograd approved the merger of the two banks through the absorption of the latter by the former. The merger was approved by the Central Bank of Serbia on February 5, 2008 and was completed on February 14, 2008.